S-K 1603(a) SPAC Sponsor	Jun. 12, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Samos Energy Acquisition Sponsor, LP
SPAC Sponsor Form of Organization	Limited Partnership
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below. Any permitted transferees (including Samos) would be subject to the same restrictions as our sponsor, directors and officers with respect to the founder shares and private placement warrants.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

One year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, (i) the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (ii) the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Samos Energy Acquisition Sponsor, LP Jacques Tohme Permitted Transferees (including Samos)

Permitted transfers include: (a) transfers to our officers or directors, any affiliates or family members of any of our officers or directors, any partners of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of the state of Delaware or of our sponsor’s limited partnership agreement upon dissolution of our sponsor; (f) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) transfers in the event of our liquidation prior to the completion of an initial business combination; and (h) transfers in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that, in the case of (a)-(h), the permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Private placement warrants and warrants that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above, together with Cantor Fitzgerald & Co.	Same as above (other than clauses (e), (f) and (g) with respect to the inclusion of Cantor Fitzgerald & Co.)

SPAC Sponsor Controlling Person Name	Mr. Tohme
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	After this offering, the persons and entities that are expected to have a material interests in our sponsor, whether direct or indirect, are as follows: